Commitments and Contingencies (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) Subsidiary	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Disclosure Of Commitments And Contingencies [Abstract]
Rental and lease income	$ 6,026	$ 15,470	$ 5,345
Minimum lease payments recognized as expenses	3,120	2,565	3,569
Contingent rents	$ 115	20
Sublease		$ 734	$ 875
Number of subsidiaries | Subsidiary	2
Maximum percentage of share capital of subsidiaries	10.00%
Period for expiration of rights	10 years
Open purchase contracts due in 2018	$ 67